CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨) ₨ / shares	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 INR (₨) ₨ / shares	Mar. 31, 2014 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 470,818.5	$ 7,106.7	₨ 388,264.7	₨ 326,755.3
Trading securities	5,659.9	85.4	5,123.4	5,883.4
Available for sale securities	136,062.4	2,053.8	94,129.1	77,497.1
Other	12,887.8	194.5	13,270.0	12,075.5
Total interest and dividend revenue	625,428.6	9,440.4	500,787.2	422,211.3
Interest expense:
Deposits	283,764.7	4,283.2	227,321.9	187,574.7
Short-term borrowings	16,265.2	245.5	6,944.6	18,075.0
Long-term debt	32,811.0	495.3	29,948.0	23,976.6
Other	226.2	3.4	396.4	12.9
Total interest expense	333,067.1	5,027.4	264,610.9	229,639.2
Net interest revenue	292,361.5	4,413.0	236,176.3	192,572.1
Provision for credit losses	21,531.3	325.0	17,000.2	17,428.1
Net interest revenue after provision for credit losses	270,830.2	4,088.0	219,176.1	175,144.0
Non-interest revenue, net:
Fees and commissions	83,762.8	1,264.3	71,423.6	60,314.1
Trading securities gain/(loss), net	1,519.3	22.9	698.1	(345.1)
Realized gain/(loss) on sales of available for sale securities, net	5,646.0	85.2	5,167.9	1,755.7
Other than temporary impairment losses on available for sale securities	(54.9)	(0.8)	(1.8)	(664.7)
Foreign exchange transactions	(10,145.4)	(153.1)	9,358.0	9,010.5
Derivatives gain/(loss), net	15,067.2	227.4	(7,393.0)	119.5
Other, net	1,038.9	15.7	568.7	644.5
Total non-interest revenue, net	96,833.9	1,461.6	79,821.5	70,834.5
Total revenue, net	367,664.1	5,549.6	298,997.6	245,978.5
Non-interest expense:
Salaries and staff benefits	85,932.9	1,297.1	66,909.4	57,550.3
Premises and equipment	24,102.6	363.8	20,499.2	18,722.8
Depreciation and amortization	7,427.5	112.1	6,905.8	6,980.3
Administrative and other	64,607.3	975.2	50,439.6	39,436.2
Amortization of intangible assets	7.0	0.1	219.0	1,538.5
Total non-interest expense	182,077.3	2,748.3	144,973.0	124,228.1
Income before income tax	185,586.8	2,801.3	154,024.6	121,750.4
Income tax expense	67,536.9	1,019.4	54,519.9	42,304.2
Net income before noncontrolling interest	118,049.9	1,781.9	99,504.7	79,446.2
Less: Net income attributable to shareholders of noncontrolling interest	134.6	2.0	267.0	126.5
Net income attributable to HDFC Bank Limited	₨ 117,915.3	$ 1,779.9	₨ 99,237.7	₨ 79,319.7
Per share information:
Earnings per equity share-basic | (per share)	₨ 46.84	$ 0.71	₨ 40.94	₨ 33.18
Earnings per equity share-diluted | (per share)	46.33	0.70	40.55	32.94
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic | (per share)	140.52	2.13	122.82	99.54
Earnings per ADS-diluted | (per share)	138.99	2.10	121.65	98.82
Dividends declared per equity share | (per share)	₨ 9.50	$ 0.14	₨ 8.00	₨ 6.85